Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Services - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 18,096	$ 15,926
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	14,395	12,162
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	1,609	2,193
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 2,092	$ 1,571